Leases (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Leases
Schedule of Lease Costs

The following lease costs are included in the condensed consolidated statements of operations and comprehensive loss:

	Nine months ended June 30,
	2025	2024
Operating lease cost	$454	$307
Short-term lease cost	32	88
Total lease cost	$486	$395

The following lease costs are included in the consolidated statements of operations and comprehensive loss:

	Year ended September 30,
	2024	2023

Operating lease cost	$429	$396
Short-term lease cost	135	266
Total lease cost	$564	$662

Schedule of Operating Lease Liability Maturity

The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded on the condensed consolidated balance sheet as of June 30, 2025:

Years ending September 30,
2025 (remaining three months)	$219
2026	711
2027	590
Total minimum lease payments	1,520
Less: imputed interest	(205)
Present value of future minimum lease payments	1,315
Less: current obligations under leases	(615)
Long-term lease obligations	$700

The following table reconciles the undiscounted cash flows to the operating lease liabilities recorded on the consolidated balance sheet as of September 30, 2024:

Years ending September 30,

2025	$617
2026	639
2027	532
Total minimum lease payments	1,788
Less: imputed interest	(336)
Present value of future minimum lease payments	1,452
Less: current obligations under leases	(428)
Long-term lease obligations	$1,024